UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Third Point Management Company, LLC
Address: 12 East 49th Street, 28th Flr.
         New York, NY  10004

13F File Number:  28-06970

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Daniel S. Loeb
Title:     Managing Member
Phone:     212-224-7400

Signature, Place, and Date of Signing:

     /s/  Daniel S. Loeb     New York, NY     August 13, 2002


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     41

Form13F Information Table Value Total:     $351,985 thousands


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANTA CORP CL B              CL B             007942204     3877   355000 SH       SOLE                   355000        0        0
AGERE SYSTEMS INC- A           CL A             00845V100     3500  2500000 SH       SOLE                  2500000        0        0
AMBASSADORS GROUP INC          COM              023177108     1010    70400 SH       SOLE                    70400        0        0
AMERICAN COMMUNITY PROPERTIES  COM              02520N106      886   144000 SH       SOLE                   144000        0        0
AMERICAN PHYSICIANS CAP        COM              028884104     5377   293800 SH       SOLE                   293800        0        0
AMERICAN TELEPHONE & TELEGRAPH COM              001957109    21668  2025000 SH       SOLE                  2025000        0        0
BARD (C.R.) INC                COM              067383109     5143    90900 SH       SOLE                    90900        0        0
BINDVIEW DEVELOPMENT CORP      COM              090327107     2720  2590300 SH       SOLE                  2590300        0        0
BIOTRANSPLANT INC.             COM              09066Y107     2830  1219998 SH       SOLE                  1219998        0        0
CERES GROUP INC                COM              156772105     3880  1000000 SH       SOLE                  1000000        0        0
CHEMFIRST INC                  COM              16361A106     5068   176900 SH       SOLE                   176900        0        0
COLLINS & AIKMAN STK           COM              194830105     8418   925000 SH       SOLE                   925000        0        0
CRAY INC.                      COM              225223106     1129   252600 SH       SOLE                   252600        0        0
CRIIMI MAE INC                 COM              226603504       55     7500 SH       SOLE                     7500        0        0
DMC STRATEX NETWORKS           COM              23322L106       97    48080 SH       SOLE                    48080        0        0
ENDO PHARMACEUT HLDGS IN       COM              29264F205     1121   160900 SH       SOLE                   160900        0        0
ENTERASYS NETWORKS INC         COM              293637104     3523  1979400 SH       SOLE                  1979400        0        0
FBR ASSET INVESTMENT CORP      COM              30241E303    13340   400000 SH       SOLE                   400000        0        0
FIDELITY NATL STK              COM              316326107     6657   210657 SH       SOLE                   210657        0        0
FIRST COMMUNITY BANCORP        COM              31983B101     1079    46494 SH       SOLE                    46494        0        0
GENESIS HEALTH VENTURES        COM              37183F107     6027   300000 SH       SOLE                   300000        0        0
INSIGNIA FINANCIAL GR          COM              45767A105    10861  1117400 SH       SOLE                  1117400        0        0
JM SMUCKER CO/THE              COM              832696306     6253   183200 SH       SOLE                   183200        0        0
KINDRED HEALTHCARE INC         COM              494580103     8221   185000 SH       SOLE                   185000        0        0
LINCOLN NATIONAL CORP          COM              534187109     2100    50000 SH       SOLE                    50000        0        0
LOCAL FINANCIAL CORP.          COM              539553107     9810   600000 SH       SOLE                   600000        0        0
LUFKIN INDUSTRIES              COM              549764108     5377   186500 SH       SOLE                   186500        0        0
NEW CENTURY FINANCIAL          COM              64352D101     9256   265000 SH       SOLE                   265000        0        0
NTL COMM CORP 6 3/4% 05/15/08  NOTE 6.750% 5/08 62941AAB5    21149 64088000 PRN      SOLE                 64088000        0        0
P G & E CORPORATION            COM              69331C108     7836   438000 SH       SOLE                   438000        0        0
PATINA OIL & GAS CORPORATION   COM              703224105     3432   125123 SH       SOLE                   125123        0        0
PENN VIRGINIA CORP             COM              707882106    23388   600000 SH       SOLE                   600000        0        0
POTLATCH CORP                  COM              737628107    29560   868900 SH       SOLE                   868900        0        0
PRINCIPAL FINANCIAL GROUP      COM              74251V102     6200   200000 SH       SOLE                   200000        0        0
PRUDENTIAL FINANCIAL INC       COM              744320102    43535  1305000 SH       SOLE                  1305000        0        0
SAXON CAPITAL INC              COM              80556P302    17225  1060000 SH       SOLE                  1060000        0        0
SILICONIX INC                  COM              827079203     1941    70100 SH       SOLE                    70100        0        0
SONERA OYJ  / SONERA GRP PLC   SPONSORED ADR    835433202     2144   560330 SH       SOLE                   560330        0        0
STAGE STORES INC               COM              85254C107    26606   765849 SH       SOLE                   765849        0        0
TRIZEC HAHN CORP               SUB VTG          896938107     3072   182215 SH       SOLE                   182215        0        0
VISTEON CORP                   COM              92839U107    16614  1170000 SH       SOLE                  1170000        0        0